Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7:- PROPERTY AND EQUIPMENT, NET:

	December 31,
	2025	2024
Cost:
Buildings	$2,261	$2,251
Computers and software	1,560	1,520
Machines	644	634
Office furniture and equipment	590	563
Leasehold improvements	1,310	1,307
Motor Vehicles	1,477	1,115

	$7,842	$7,390

Accumulated Depreciation:
Buildings	$199	$137
Computers and software	1,472	1,387
Machines	619	599
Office furniture and equipment	431	418
Leasehold improvements	941	856
Motor Vehicles	731	576

	$4,393	$3,973

Property and equipment, net	$3,449	$3,417

Depreciation expenses amounted to $420, $370 and $343 for the years ended December 31, 2025, 2024 and 2023, respectively. Depreciation expenses are recorded in Cost of revenues, sales and marketing, and General and administrative. Additional equipment was purchased in amounts of $452, $519 and $341 for the years ended December 31, 2025, 2024 and 2023, respectively.